Annual Operating Expenses {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund Retail PRO-08 - Fidelity Real Estate Income Fund - Fidelity Real Estate Income Fund	Sep. 29, 2020
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.73%